Expense Example - Vanguard New York Tax-Exempt Bond ETF - ETF Shares	Nov. 30, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 9
Expense Example, with Redemption, 3 Years	$ 29